Material accounting policies - Going concern (Details) $ / shares in Units, £ in Thousands, $ in Thousands				6 Months Ended
	Aug. 10, 2026 GBP (£) shares	Aug. 10, 2026 USD ($) $ / shares shares	Dec. 15, 2021 USD ($)	Jun. 30, 2026 GBP (£)	Aug. 13, 2026 GBP (£)	Aug. 12, 2026 GBP (£)	Aug. 12, 2026 USD ($)	Jun. 30, 2026 USD ($)	Dec. 31, 2025 GBP (£)	Jun. 30, 2025 GBP (£)	Dec. 31, 2024 GBP (£)
Significant accounting policies
Cash and cash equivalents				£ 49,685					£ 69,082	£ 61,984	£ 22,556
Net shareholders' deficit				(34,383)					£ (121,445)	£ (176,105)	£ (499,341)
Proceeds from issuing shares				39,935
Proceeds from issue of preference shares				17,746
Aggregate purchase price				7,719
Liquidity position at the date of signing of the report
Significant accounting policies
Cash and cash equivalents					£ 99,000
Liquidity position at the date of signing of the report | Minimum
Significant accounting policies
Expected net cash outflows from operations over next 12-month period					£ 110,000
Convertible Senior Secured Notes
Significant accounting policies
Aggregate purchase price | $			$ 192,000
Mandatory cash balance under loan covenants				£ 7,500				$ 10,000
Convertible Senior Secured Notes | Mudrick Capital Management
Significant accounting policies
Principal amount | $			200,000
Aggregate purchase price | $			$ 192,000
Convertible Senior Secured Notes | Amendments to the Convertible Note Purchase Agreement | Mudrick Capital Management
Significant accounting policies
Undrawn borrowing facilities						£ 26,000	$ 35,000
Convertible Preferred Shares
Significant accounting policies
Undrawn commitment under convertible preferred equity facility | $								200,000
Minimum liquidity level | $								$ 50,000
Convertible Preferred Shares | Ordinary share transactions | Yorkville Capital
Significant accounting policies
Shares issued during the period | shares	25,000	25,000
Purchase price | $ / shares		$ 960
Proceeds from issue of preference shares	£ 18,000	$ 24,000
Vertical Aerospace Group Ltd
Significant accounting policies
Proportion of ownership interest and voting rights held				100.00%
Registered direct offering | Ordinary share transactions
Significant accounting policies
Proceeds from issuing shares	£ 26,000	$ 35,000
At the marker offering
Significant accounting policies
Proceeds from issuing shares				£ 39,904